Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 677,649	£ 666,514	£ 661,755
Operating expenses		(701,895)	(733,686)	(768,530)
Profit on disposal of intangible assets		46,881	48,742	37,422
Operating profit/(loss)		22,635	(18,430)	(69,353)
Finance costs		(77,657)	(58,988)	(63,867)
Finance income		8,037	37,754	2,496
Net finance costs		(69,620)	(21,234)	(61,371)
Loss before income tax		(46,985)	(39,664)	(130,724)
Income tax credit		4,031	6,641	17,565
Loss for the year		£ (42,954)	£ (33,023)	£ (113,159)
Loss per share during the year
Basic loss per share		£ (0.2491)	£ (0.1932)	£ (0.6844)
Diluted loss per share	[1]	£ (0.2491)	£ (0.1932)	£ (0.6844)

[1]	For the years ended 30 June 2026, 2025 and 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.